Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 17,044,354	$ 2,174,025	$ 11,606,120
Less: accumulated depreciation	(11,143,675)	(1,421,387)	(5,827,122)
Property and equipment, net	5,900,679	752,638	5,778,998
Furniture and fixture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	1,068,437	136,280	596,356
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	1,298,263	165,595	577,595
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	7,577,640	966,536	6,549,903
Machinery [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	5,781,226	737,401	3,882,266
Motor vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 1,318,788	$ 168,213